Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	Oct 31, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED DECEMBER 21, 2012
TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED OCTOBER 31, 2012, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The following text replaces: (i) the text of the fund's summary prospectus and prospectus under the heading "Certain risks — Regulatory risk"; (ii) the text of the fund's prospectus under the heading "More on risks of investing in the fund — Regulatory risk"; and (iii) the fourth paragraph of the fund's statement of additional information under the heading "INVESTMENT STRATEGIES AND RISKS — Financial Instruments":

On February 9, 2012, the CFTC adopted amendments to its rules effective January 1, 2013. Based on the fund's current investment strategies, the fund is deemed a "commodity pool" and the fund's manager is considered a "commodity pool operator" with respect to the fund under the Commodity Exchange Act. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies. The fund and the manager are continuing to analyze the effect of these rules changes on the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Supplement [Text Block]	lmgamt11_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED DECEMBER 21, 2012
TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED OCTOBER 31, 2012, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The following text replaces: (i) the text of the fund's summary prospectus and prospectus under the heading "Certain risks — Regulatory risk"; (ii) the text of the fund's prospectus under the heading "More on risks of investing in the fund — Regulatory risk"; and (iii) the fourth paragraph of the fund's statement of additional information under the heading "INVESTMENT STRATEGIES AND RISKS — Financial Instruments":

On February 9, 2012, the CFTC adopted amendments to its rules effective January 1, 2013. Based on the fund's current investment strategies, the fund is deemed a "commodity pool" and the fund's manager is considered a "commodity pool operator" with respect to the fund under the Commodity Exchange Act. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies. The fund and the manager are continuing to analyze the effect of these rules changes on the fund.
Legg Mason Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt11_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED DECEMBER 21, 2012
TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED OCTOBER 31, 2012, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The following text replaces: (i) the text of the fund's summary prospectus and prospectus under the heading "Certain risks — Regulatory risk"; (ii) the text of the fund's prospectus under the heading "More on risks of investing in the fund — Regulatory risk"; and (iii) the fourth paragraph of the fund's statement of additional information under the heading "INVESTMENT STRATEGIES AND RISKS — Financial Instruments":

On February 9, 2012, the CFTC adopted amendments to its rules effective January 1, 2013. Based on the fund's current investment strategies, the fund is deemed a "commodity pool" and the fund's manager is considered a "commodity pool operator" with respect to the fund under the Commodity Exchange Act. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies. The fund and the manager are continuing to analyze the effect of these rules changes on the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012